Related parties (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related parties
Short-term employee benefits	R$ 10,786	R$ 4,685	R$ 6,982
Share-based compensation plan	9,640	8,305	33,594
Total key management personnel compensation expenses	R$ 20,426	R$ 12,990	R$ 40,576